TAXES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2017
Taxes Payable [Abstract]
Taxes Payable [Table Text Block]
Taxes payable consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
VAT payable	¥739,260	¥632,831	$93,373
Income tax payable	-	43,556	6,427
Other taxes payable	16,620	8,334	1,230
Total taxes payable	¥755,880	¥684,721	$101,030